Equity-accounted investees - Investments in equity-accounted investees (Details) - RUB (₽) ₽ in Thousands			3 Months Ended	12 Months Ended
	Oct. 28, 2021	May 06, 2019	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Carrying value				₽ 414,621	₽ 129,666	[1]
YouDo.
Disclosure of associates [line items]
Voting shares	9.91%			9.91%
Carrying value				₽ 360,574
Dream Job LLC [Member]
Disclosure of associates [line items]
Voting shares				25.00%
Carrying value				₽ 54,047
Skillaz
Disclosure of associates [line items]
Voting shares		25.01%	25.01%		25.01%
Carrying value					₽ 129,666

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).